Schedule of property and equipment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	$ 3,055	$ 3,055
Additions	70
Depreciation	(221)	(174)
Transfer
Property and equipment, ending balance	2,904
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	40,411
Property and equipment, ending balance	40,481
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	(37,356)
Property and equipment, ending balance	(37,577)
Air craft and engines [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,249	1,249
Additions
Depreciation	(55)
Transfer	371
Property and equipment, ending balance	1,565
Air craft and engines [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	11,732
Property and equipment, ending balance	12,103
Air craft and engines [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	(10,483)
Property and equipment, ending balance	(10,538)
Radar and mapping equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,385	1,385
Additions	35
Depreciation	(153)
Transfer
Property and equipment, ending balance	1,267
Radar and mapping equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	26,766
Property and equipment, ending balance	26,801
Radar and mapping equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	(25,381)
Property and equipment, ending balance	(25,534)
Furniture and fixtures [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	17	17
Additions
Depreciation	(3)
Transfer
Property and equipment, ending balance	14
Furniture and fixtures [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	377
Property and equipment, ending balance	377
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	(360)
Property and equipment, ending balance	(363)
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	30	30
Additions
Depreciation	(10)
Transfer
Property and equipment, ending balance	20
Leasehold improvements [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,162
Property and equipment, ending balance	1,162
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	(1,132)
Property and equipment, ending balance	(1,142)
Under construction [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	374	$ 374
Additions	35
Depreciation
Transfer	(371)
Property and equipment, ending balance	38
Under construction [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	374
Property and equipment, ending balance	38
Under construction [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance
Property and equipment, ending balance